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1701 Market Street                                             Morgan, Lewis
Philadelphia, PA  19103-2921                                   & Bockius LLP
215-963-5000                                                   Counselors at Law
Fax:  215-963-5001


April 1, 2008


VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:   Laudus Trust - Post-Effective Amendment No. 63
      File Nos. 033-21677 and 811-05547
      ---------------------------------

Ladies and Gentlemen:

Our client, Laudus Trust (the "Trust"), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment ("PEA") No. 63 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of PEA No. 63 is to introduce the Laudus Mondrian International Equity Fund and Laudus Mondrian Global Equity Fund, each a new series of the Trust.

If you have any questions regarding PEA No. 63, please do not hesitate to contact the undersigned at 215.963.5598.

Very truly yours,


/s/ Sean Graber
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Sean Graber